RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
International Operation & Services (UY) SA
Disclosure of transactions between related parties [line items]
Purchase of goods		$ (82.5)	$ (67.4)	$ (27.3)
International Operations & Services (USA)
Disclosure of transactions between related parties [line items]
Purchase of goods		0.0	0.0	(37.2)
Hudson News Distributors
Disclosure of transactions between related parties [line items]
Purchase of goods	[1]	(0.3)	(12.2)	(15.6)
Hudson RPM
Disclosure of transactions between related parties [line items]
Purchase of goods	[1]	(18.6)	(8.5)	(5.0)
Dufry International AG, Interest expenses
Disclosure of transactions between related parties [line items]
Purchase of services		(28.2)	(28.6)	(2.5)
Dufry International AG, Franchise fees expense
Disclosure of transactions between related parties [line items]
Purchase of services		(15.2)	(50.6)	(42.9)
Dufry Financial Services B.V., Interest expenses
Disclosure of transactions between related parties [line items]
Purchase of services		(2.0)	(0.9)	0.0
Dufry Finance SNC, Interest expenses
Disclosure of transactions between related parties [line items]
Purchase of services		0.0	0.0	(26.6)
Dufry Management AG, IT expenses
Disclosure of transactions between related parties [line items]
Purchase of services		(1.8)	(1.3)	0.0
World Duty Free Group SA, IT expenses
Disclosure of transactions between related parties [line items]
Purchase of services		(0.1)	(0.2)	0.0
World Duty Free Group SA, Franchise fees expense
Disclosure of transactions between related parties [line items]
Purchase of services		0.0	0.0	(7.2)
Dufry International AG, Debt waiver
Disclosure of transactions between related parties [line items]
Other operational income		0.0	9.4	0.0
International Operations & Services (USA), Advertising income
Disclosure of transactions between related parties [line items]
Sales of services		5.7	0.0	0.0
Dufry International AG, Other selling income
Disclosure of transactions between related parties [line items]
Sales of services		2.8	0.0	0.0
Nuance Group (Chicago) LLC, Other selling income
Disclosure of transactions between related parties [line items]
Sales of services	[2]	$ 0.9	$ 0.9	$ 0.0

[1]	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson's board of directors.
[2]	Transactions with associated companies.